Fair Value of Financial Instruments - Schedule of Fair Value Inputs Liabilities Quantitative Information (Detail) (Derivative liability [Member], Lattice Model [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Probability of exit	90.00%	90.00%
Credit Spread	8.90%	11.94%
Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Remaining term	9 months 18 days	3 years 3 months 18 days
Yield Volatility	21.40%	20.40%
Risk-free rate	0.13%	1.78%
Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Remaining term	8 years 3 months 18 days	9 years 3 months 18 days
Yield Volatility	31.10%	28.50%
Risk-free rate	2.45%	0.36%